Offerings	Nov. 15, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.750 % Senior Notes due 2034
Amount Registered | shares	1,200,000,000
Maximum Aggregate Offering Price	$ 1,200,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 183,720
Offering Note

(1)
For purposes of this calculation, the offering price per note was assumed to be the stated principal amount of each original note that may be received by the registrant in the exchange transaction in which the notes will be offered.

(2)
No separate consideration will be received for the guarantees. Each subsidiary of Cheniere Energy Partners, L.P. that is listed in the Table of Additional Registrant Guarantors will guarantee the notes being registered.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.750% Senior Notes due 2034
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(2)
No separate consideration will be received for the guarantees. Each subsidiary of Cheniere Energy Partners, L.P. that is listed in the Table of Additional Registrant Guarantors will guarantee the notes being registered.

(3)	Pursuant to Rule 457(n) of the Securities Act, no registration fee is required for the guarantees.